Exhibit 99.1

World Omni Auto Receivables Trust 2020-A
Monthly Servicer Certificate
October 31, 2021

Dates Covered
Collections Period	10/01/21 - 10/31/21
Interest Accrual Period	10/15/21 - 11/14/21
30/360 Days	30
Actual/360 Days	31
Distribution Date	11/15/21

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 09/30/21	402,476,079.75	21,569
Yield Supplement Overcollateralization Amount 09/30/21	12,983,265.62	0
Receivables Balance 09/30/21	415,459,345.37	21,569
Principal Payments	17,551,567.95	440
Defaulted Receivables	371,560.52	20
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 10/31/21	12,183,155.21	0
Pool Balance at 10/31/21	385,353,061.69	21,109

Pool Statistics	$ Amount	# of Accounts
Pool Factor	45.46%
Prepayment ABS Speed	1.44%
Aggregate Starting Principal Balance	874,456,597.95	31,561

Delinquent Receivables:
Past Due 31-60 days	4,133,299.94	179
Past Due 61-90 days	1,124,745.98	49
Past Due 91-120 days	263,614.61	11
Past Due 121+ days	0.00	0
Total	5,521,660.53	239

Total 31+ Delinquent as % Aggregate Ending Principal Balance	1.39%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.35%
Delinquency Trigger Occurred	NO

Recoveries	416,081.21
Aggregate Net Losses/(Gains) - October 2021	(44,520.69)
Ratio of Net Loss/(Gain) to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses/(Gains) Ratio	-0.13%
Prior Net Losses/(Gains) Ratio	0.13%
Second Prior Net Losses/(Gains) Ratio	0.32%
Third Prior Net Losses/(Gains) Ratio	0.30%
Four Month Average	0.16%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.52%

Overcollateralization Target Amount	4,431,560.21
Actual Overcollateralization	4,431,560.21
Weighted Average Contract Rate	4.21%
Weighted Average Contract Rate, Yield Adjusted	6.11%
Weighted Average Remaining Term	43.77

Flow of Funds	$ Amount
Collections	19,378,917.68
Investment Earnings on Cash Accounts	61.67
Servicing Fee	(346,216.12)
Transfer to Collection Account	-
Available Funds	19,032,763.23

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	336,011.86
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	30,132.00
(5) Noteholders' Second Priority Principal Distributable Amount	-
(6) Class C Interest	17,165.33
(7) Noteholders' Third Priority Principal Distributable Amount	12,494,543.14
(8) Required Reserve Account	-
(9) Noteholders' Principal Distributable Amount	4,431,560.21
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	1,723,350.69

Total Distributions of Available Funds	19,032,763.23

Servicing Fee	346,216.12
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount
Original Class A	797,110,000.00
Original Class B	25,110,000.00
Original Class C	12,560,000.00

Total Class A, B, & C
Note Balance @ 10/15/21	397,847,604.83
Principal Paid	16,926,103.35
Note Balance @ 11/15/21	380,921,501.48

Class A-1
Note Balance @ 10/15/21	0.00
Principal Paid	0.00
Note Balance @ 11/15/21	0.00
Note Factor @ 11/15/21	0.0000000%

Class A-2a
Note Balance @ 10/15/21	5,247,583.26
Principal Paid	5,247,583.26
Note Balance @ 11/15/21	0.00
Note Factor @ 11/15/21	0.0000000%

Class A-2b
Note Balance @ 10/15/21	3,620,021.57
Principal Paid	3,620,021.57
Note Balance @ 11/15/21	0.00
Note Factor @ 11/15/21	0.0000000%

Class A-3
Note Balance @ 10/15/21	274,400,000.00
Principal Paid	8,058,498.52
Note Balance @ 11/15/21	266,341,501.48
Note Factor @ 11/15/21	97.0632294%

Class A-4
Note Balance @ 10/15/21	76,910,000.00
Principal Paid	0.00
Note Balance @ 11/15/21	76,910,000.00
Note Factor @ 11/15/21	100.0000000%

Class B
Note Balance @ 10/15/21	25,110,000.00
Principal Paid	0.00
Note Balance @ 11/15/21	25,110,000.00
Note Factor @ 11/15/21	100.0000000%

Class C
Note Balance @ 10/15/21	12,560,000.00
Principal Paid	0.00
Note Balance @ 11/15/21	12,560,000.00
Note Factor @ 11/15/21	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	383,309.19
Total Principal Paid	16,926,103.35
Total Paid	17,309,412.54

Class A-1
Coupon	1.04922%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2a
Coupon	1.02000%
Interest Paid	4,460.45
Principal Paid	5,247,583.26
Total Paid to A-2a Holders	5,252,043.71

Class A-2b
One-Month Libor	0.09025%
Coupon	0.38025%
Interest Paid	1,185.33
Principal Paid	3,620,021.57
Total Paid to A-2b Holders	3,621,206.90

Class A-3
Coupon	1.10000%
Interest Paid	251,533.33
Principal Paid	8,058,498.52
Total Paid to A-3 Holders	8,310,031.85

Class A-4
Coupon	1.23000%
Interest Paid	78,832.75
Principal Paid	0.00
Total Paid to A-4 Holders	78,832.75

Class B
Coupon	1.44000%
Interest Paid	30,132.00
Principal Paid	0.00
Total Paid to B Holders	30,132.00

Class C
Coupon	1.64000%
Interest Paid	17,165.33
Principal Paid	0.00
Total Paid to C Holders	17,165.33
Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	0.4591739
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	20.2761247
Total Distribution Amount	20.7352986

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2a Interest Distribution Amount	0.0246162
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	28.9601725
Total A-2a Distribution Amount	28.9847887

A-2b Interest Distribution Amount	0.0094826
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	28.9601726
Total A-2b Distribution Amount	28.9696552

A-3 Interest Distribution Amount	0.9166667
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	29.3677060
Total A-3 Distribution Amount	30.2843727

A-4 Interest Distribution Amount	1.0250000
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	1.0250000

B Interest Distribution Amount	1.2000000
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	1.2000000

C Interest Distribution Amount	1.3666664
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	1.3666664

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Third Priority Principal Distributable Amount	738.18
Noteholders' Principal Distributable Amount	261.82

Account Balances	$ Amount
Reserve Account
Balance as of 10/15/21	2,092,197.46
Investment Earnings	46.37
Investment Earnings Paid	(46.37)
Deposit/(Withdrawal)	-
Balance as of 11/15/21	2,092,197.46
Change	-

Required Reserve Amount	2,092,197.46

Other Servicing Information	Current Month	Prior Month	Two Months Prior
Principal Balance of Receivables extended during the Collection Period	$1,333,781.91	$1,683,316.60	$1,836,203.44
Number of Extensions	56	71	70
Ratio of extensions to Beginning of Period Receivables Balance	0.32%	0.39%	0.40%